Quarterly Holdings Report
for

Fidelity Freedom® Index 2060 Fund

June 30, 2019

X60-QTLY-0819
1.9858345.104

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $220,974,829)	22,162,659	222,291,469

International Equity Funds - 29.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $102,141,687)	8,463,648	106,557,333

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (a)	2,490,150	25,524,037
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,172,551	10,916,448
TOTAL BOND FUNDS
(Cost $34,944,716)		36,440,485
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $358,061,232)		365,289,287
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29,231)
NET ASSETS - 100%		$365,260,056

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$26,419,634	$1,480,218	$117,753	$13,801	$570,820	$25,524,037
Fidelity Series Global ex U.S. Index Fund	80,422,864	24,144,189	1,056,331	--	52,973	2,993,638	106,557,333
Fidelity Series Long-Term Treasury Bond Index Fund	9,071,274	2,392,232	1,077,874	68,504	52,432	478,384	10,916,448
Fidelity Series Total Market Index Fund	--	230,103,130	9,115,994	--	(12,308)	1,316,641	222,291,469
Fidelity Total Market Index Fund Class F	188,090,302	11,414,751	205,934,595	892,540	25,578,880	(19,149,338)	--
Fidelity U.S. Bond Index Fund Class F	21,004,026	1,141,848	22,104,189	47,741	129,899	(171,584)	--
Total	$298,588,466	$295,615,784	$240,769,201	$1,126,538	$25,815,677	$(13,961,439)	$365,289,287

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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